Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment
Total	¥ 45,154	¥ 37,971
Less: Accumulated depreciation	(34,305)	(30,681)
Net book value	10,849	7,290		$ 1,528
Depreciation expenses	4,800	5,600	¥ 5,800
Electronic equipment
Property, Plant and Equipment
Total	18,084	16,391
Office equipment and furniture
Property, Plant and Equipment
Total	7,686	7,559
Leasehold improvements
Property, Plant and Equipment
Total	¥ 19,384	¥ 14,021